Leases (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Future annual minimum lease payments, excluding inflationary adjustments and payments to affiliates, for operating leases are as follows (in thousands):

Years Ending December 31,	Operating Leases
2017	$895
2018	895
2019	841
2020	245
2021	—
Thereafter	—
Total	$2,876